Basis of Presentation and General Information - Supplementary (Table) (Details)	12 Months Ended
Dec. 31, 2019
Capital Product Operating LLC
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Jan. 16, 2007
Crude Carriers Corp.
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Oct. 29, 2009
Date acquired by the Partnership	09/30/2011
Crude Carriers Operating Corp.
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Jan. 21, 2010
Date acquired by the Partnership	09/30/2011
Miltiadis M II Corp.
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Aug. 28, 2012
Athena SpinCo Inc.
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Nov. 14, 2018	[1],[2]
Athena MergerCo 1 Inc.
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Nov. 14, 2018	[1],[2]
Athena MergerCo 2 Inc.
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Nov. 14, 2018	[1],[2]
Athena MergerCo 3 LLC.
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Nov. 14, 2018	[1],[2]
Athena MergerCo 4 LLC
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Nov. 14, 2018	[1],[2]

[1]	Companies established for the purpose of the agreement between the Partnership and DSS.
[2]	Companies part of the Crude and Product tanker business which were spun-off on March 27, 2019.